Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 6,454	$ 19,915	$ 12,607
Accounts receivable, net			92,444
Other Current Assets	9,459	72,270	2,583
Total current assets	15,913	92,185	107,634
Property, plant and equipment, net	154,756	222,816	262,243
Operating lease right-of-use assets	3,539,385	3,734,869	2,437,358
Other Assets:
Deferred tax asset			111,949
Deposits	512,541	461,132	204,048
Total other assets		461,132	315,997
Total assets	4,222,595	4,511,002	3,123,232
Current liabilities:
Accounts payable and accrued expenses	10,339,589	8,634,991	8,410,879
Operating lease liabilities, current portion	377,910	367,125	299,244
Notes payable	24,976,240	24,272,066	19,217,018
Total current liabilities	35,693,739	33,274,182	27,927,141
Long term liabilities:
PPP loan payable		471,300	1,283,624
Operating lease liabilities, non-current portion	3,084,645	3,237,060	2,442,519
Total long-term liabilities		3,708,360	3,726,143
Total liabilities	38,778,384	36,982,542	31,653,284
Stockholders’ deficit:
Common stock, $0.001 par value, 100,000,000 shares authorized 32,958,288 and 32,958,288 shares issued and outstanding at December 31, 2024 and 2023, respectively	32,958	32,958	32,958
Additional paid-in capital	35,229,729	35,276,650	35,369,995
Treasury stock, 74,453 common shares, at cost
Accumulated deficit	(69,818,477)	(67,781,149)	(63,933,006)
Total stockholders’ deficit	(34,555,789)	(32,471,540)	(28,530,052)
Total liabilities and stockholders’ deficit	4,222,595	4,511,002	3,123,232
Series A Super Voting Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock
Series A Convertible Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock	$ 1	1
Series B Convertible Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock		$ 1	$ 1